Summary of Significant Accounting Policies - Net loss per share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Restricted share units	23,714,652	15,251,922	22,644,072	13,893,786
Convertible Preferred Shares
Summary of Significant Accounting Policies
Restricted share units				13,510,415
Shares issuable upon exercise of the Warrants to purchase Class A Ordinary Shares
Summary of Significant Accounting Policies
Restricted share units	12,809,996	12,809,996	12,809,996	383,371
Shares issuable upon exercise of options to purchase Class A Ordinary Shares
Summary of Significant Accounting Policies
Restricted share units	7,108,188	1,941,933	5,791,065
Shares issuable upon exercise of Z33 Series Seed Preferred Shares Put Right
Summary of Significant Accounting Policies
Restricted share units	2,000,000		2,000,000
Restricted Share Units
Summary of Significant Accounting Policies
Restricted share units	1,421,473	499,993	1,543,018
Restricted Share Awards
Summary of Significant Accounting Policies
Restricted share units	374,995		499,993